Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2023	Dec. 31, 2022
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	74.00%	75.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	26.00%	25.00%